Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 73	$ 179
Long- term	7,306	9,160
Total	7,379	9,339	$ 9,365	$ 9,311
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	27	172
Long- term	896	2,538
Total	$ 923	$ 2,710
Short-term	2.70%	3.10%
Long-term	2.60%	4.00%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 46	$ 7
Long- term	6,410	6,622
Total	$ 6,456	$ 6,629
Short-term	5.20%	4.70%
Long-term	4.80%	5.60%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 6	$ 6
Long- term	6,375	6,089
Total	$ 6,381	$ 6,095
Effective rate	4.40%	5.80%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 1	$ 73
Long- term	453	2,078
Total	$ 454	$ 2,151
Effective rate	3.10%	2.70%
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 55
Long- term		329
Total		$ 384
Effective rate		2.50%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 66	$ 3
Long- term	109	220
Total	$ 175	$ 223
Effective rate	4.40%	4.10%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	$ 254	$ 334
Total	$ 254	$ 334
Effective rate	7.20%	6.80%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 42
Long- term	$ 115	110
Total	$ 115	$ 152
Effective rate	4.10%	4.90%